FINANCIAL INSTRUMENTS - Additional Information (Details) - CAD ($) $ in Millions	Sep. 30, 2026	Dec. 31, 2025
Disclosure of detailed information about financial instruments [Line Items]
Long-term debt	$ 8,547	$ 11,032
Level 2 of fair value hierarchy
Disclosure of detailed information about financial instruments [Line Items]
Debt, fair value	$ 7,800	$ 10,600